Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Intangible Assets, Net
Schedule of intangible assets, net

		Amortization		Amortization
	Life	Year Ended	June 30,	Year Ended	June 30,
($ in thousands)	(in yrs.)	June 30, 2021	2021	June 30, 2022	2022
Identifiable Intangible Assets:
Customer Relationships	15	$(4,331)	$14,633	$(3,690)	$10,943
Trade Name – Alliance	10	(382)	634	(254)	380
Covenant Not to Compete	7	(1)	4	(1)	3
Mecca Customer Relationships	15	(575)	3,932	(575)	3,357
Customer List	10 – 15	(739)	4,724	(643)	4,081
Total Identifiable Intangible Assets:		$(6,028)	$23,927	$(5,163)	$18,764

Schedule of expected amortization over the next five years and thereafter

($ in thousands)	Intangible Assets
Year Ended June 30
2023	$1,767
2024	4,223
2025	3,651
2026	3,339
2027	3,289
Thereafter	8,485
Total Expected Amortization	$24,754

Expected amortization over the next five years and thereafter, at June 30, 2022, is as follows:

Intangible
($ in thousands)	Assets
Year Ended June 30
2023	$4,056
2024	3,470
2025	2,898
2026	2,586
2027	2,536
Thereafter	3,218
Total Expected Amortization	$18,764